Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments, current		$ 225,814
Future minimum operating lease payments, in two years		227,238
Future minimum operating lease payments, in three years		222,469
Future minimum operating lease payments, in four years		212,861
Future minimum operating lease payments, in five years		193,672
Future minimum operating lease payments, thereafter		807,121
Future minimum operating lease payments, total		1,889,175
Future minimum capital leases payments, current		25,304
Future minimum capital leases payments, in two years		25,117
Future minimum capital leases payments, in three years		25,299
Future minimum capital leases payments, in four years		25,158
Future minimum capital leases payments, in five years		23,436
Future minimum capital leases payments, thereafter		110,934
Future minimum capital leases payments, total		235,248
Amounts representing interest payments		85,077
Present value of future minimum payments		150,171
Current portion of capital lease obligations	11,582	11,064	9,639
Capital lease obligations, less current portion	$ 143,160	$ 139,107	$ 131,533